Unit-Based Compensation Plans ETP Unit-Based Compensation Plans (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	4.8
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 47.61	$ 53.83
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 35.21	$ 60.85	$ 50.54
Fair Value Of Units As Of The Vesting Date	$ 49.0	$ 26.0	$ 29.0
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	$ 48.67
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 55.44
ETP Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Unvested awards	4.8	3.5
Awards granted	2.1
Awards vested	(1.2)
Stock Granted, Value, Share-based Compensation, Forfeited	$ 0.4
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 147.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 1 day
ETP Cash Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	0.6
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 7.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 1 day
Regency Awards Converted in Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	0.8
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 58.88
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years